Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Depreciation Useful Life

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

% - Depreciation Per Year
Computers and peripheral equipment	20 - 33
Office furniture and equipment	7 - 15
Leasehold improvements	10

Schedule of Amortization Useful Life

Amortization is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

% - Amortization Per Year
IP and technology	10 - 20
Customer relationships	12.5 - 20
License	5 - 20
Trademark	20

Schedule of Amortization Periods Right of Use Assets	Following are the amortization periods of the right-of-use assets by class of underlying asset:
	Years	Mainly

Office space	1 – 15.75	15